SHORT-TERM DEBT	12 Months Ended
Dec. 31, 2018
SHORT-TERM AND LONG-TERM DEBT [Abstract]
SHORT-TERM DEBT

14.  SHORT-TERM DEBT

As at	December 31, 2018	December 31, 2017
Bank indebtedness (a)	$0.2	$6.2
US$150 million operating facility (b)	—	31.7
$25 million operating facility (c)	—	8.9
Commercial paper (d)	1,145.2	—
Project financing	64.5	—
	$1,209.9	$46.8
(a)

Bank indebtedness bears interest at the lender's prime rate or at the interest rate applicable to bankers' acceptances. The prime lending rate at December 31, 2018 was 3.95 percent (December 31, 2017 – 3.2 percent).

(b)

As at December 31, 2018, SEMCO held a US$150 million (December 31, 2017 - US$150.0 million) unsecured revolving operating credit facility with a Canadian chartered bank with a maturity date of December 20, 2023. Draws on the facility can be by way of U.S. base-rate loans, letters of credit and LIBOR loans. Letters of credit outstanding under this facility as at December 31, 2018 were $0.7 million (December 31, 2017 - $0.6 million).

(c)	Upon completion of the ACI IPO, the operating facility was transferred to ACI.
(d)

WGL and Washington Gas use short-term debt in the form of commercial paper or unsecured short-term bank loans to fund seasonal cash requirements. Revolving committed credit facilities are maintained in an amount equal to or greater than the expected maximum commercial paper position.

Other Credit Facilities

As at December 31, 2018, the Corporation held a $70.0 million (December 31, 2017 - $50.0 million) unsecured demand revolving operating credit facility with a Canadian chartered bank. Draws on the facility bear interest at the lender's prime rate or at the bankers' acceptance rate plus a stamping fee. Letters of credit outstanding under this facility as at December 31, 2018 were $nil  (December 31, 2017 - $nil).

As at December 31, 2018, AltaGas held a $150.0 million (December 31, 2017 - $150.0 million) unsecured four-year extendible revolving letter of credit facility. Draws on the facility can be by way of prime loans, U.S. base-rate loans, LIBOR loans, bankers’ acceptances or letters of credit. Letters of credit outstanding under this facility as at December 31, 2018 were $117.0 million (December 31, 2017 - $40.8 million).

As at December 31, 2018, AltaGas held a US$200.0 million (December 31, 2017 - $150.0 million) unsecured bilateral letter of credit demand facility with a Canadian chartered bank. Borrowings on the facility incur fees and interest at rates relevant to the nature of the draws made. Letters of credit outstanding under this facility as at December 31, 2018 were $147.3 million (December 31, 2017 - $71.3 million).

As at December 31, 2018, AltaGas held a $35.0 million (December 31, 2017 - $nil)  unsecured demand revolving operating credit facility with a Canadian chartered bank. Draws on the facility bear interest at the lender’s prime rate or at the bankers’ acceptance rate plus a stamping fee. Letters of credit outstanding under this facility as at December 31, 2018 were $6.0 million (December 31, 2017 - $nil).

As at December 31, 2018, AltaGas held a US$300.0 million (December 31, 2017 - $nil) unsecured extendible revolving letter of credit facility. Borrowings on the facility incur fees and interest at rates relevant to the nature of the draws made. Letters of credit outstanding on this facility as at December 31, 2018 were $nil (December 31, 2017 - $nil).

Credit Facilities Acquired in WGL Acquisition

As at December 31, 2018, WGL held a US$650.0 million unsecured revolving credit facility. Draws on the facility can be by way of prime loans, U.S. base-rate loans, LIBOR loans, bankers’ acceptances or letters of credit. There were no outstanding bank loans under this facility as at December 31, 2018.

As at December 31, 2018, Washington Gas held a US$350.0 million (December 31, 2017 - $nil) unsecured revolving credit facility. Draws on the facility can be by way of prime loans, U.S. base-rate loans, LIBOR loans, bankers’ acceptances or letters of credit. There were no outstanding bank loans under this facility as at December 31, 2018.

WGL and Washington Gas use short-term debt in the form of commercial paper or unsecured short-term bank loans to fund seasonal cash requirements. Revolving committed credit facilities are maintained in an amount equal to or greater than the expected maximum commercial paper position. At December 31, 2018, commercial paper outstanding totaled US$839.5 million for WGL and Washington Gas.

Project Financing

Washington Gas previously obtained third-party project financing on behalf of the United States federal government to provide funds during the construction of certain energy management services projects entered into under Washington Gas' area-wide contract. When these projects are formally accepted by the government and deemed complete, Washington Gas assigns the ownership of the receivable to the third-party lender in satisfaction of the obligation, removing both the receivable and the obligation related to the financing from the Consolidated Financial Statements. At December 31, 2018, draws related to project financing were $64.5 million (December 31, 2017 - $nil).